Other Current Assets	6 Months Ended
Jun. 30, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Note 6 – Other Current Assets

Other current assets included the following as of June 30, 2019 and December 31, 2018, respectively:

	June 30, 2019	December 31, 2018
Security deposit	$4,518	$4,494
Prepaid expenses	67,350	30,850
Other receivables	64,911	-
Total	$136,779	$35,344